EQUITY - Schedule of share option plan (Details)			12 Months Ended
	May 04, 2017 $ / shares shares	Sep. 04, 2013 $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Share Option Plan
Number of options granted			1,470	1,569
Number of options exercised by employees			236	61
Number of options outstanding			7,635	8,067	6,755
Number of options exercisable			3,316	3,471
2013 Share Incentive Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares		1
Par value per ordinary share | $ / shares		$ 0.008
Term of the stock options		10 years
Number of options granted			1,405,568	1,499,577
Number of options exercised by employees			225,964	58,447
Number of options outstanding			7,297,303	7,709,809
Number of options exercisable			3,169,039
EMI Share Option Plan
Share Option Plan
Number of ordinary stock that each option is exercisable into | shares	1
Par value per ordinary share | $ / shares	$ 0.008
Term of the stock options	10 years
Vesting period of options	3 years